Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Amounts Recognized in the Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets are as follows:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	$38,133	$-
Operating lease liabilities, current	13,006	-
Operating lease liabilities, non-current	20,408	-
Total operating lease liabilities	$33,414	$-

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining operating lease term	2.9	-

Weighted-average operating discount rate	3.6%	-%

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities as of December 31, 2024:

12 months ending December 31,	Amount
2025	$14,059
Thereafter	21,089
Total lease payments	35,148
Less: imputed interest	(1,734)
Total lease liabilities	$33,414